ACCRUED LIABILITIES AND OTHER PAYABLES (Details 1) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of ACCRUED LIABILITIES AND OTHER PAYABLES [Line Items]
Current accrued expenses and other current liabilities	¥ 29,719	¥ 37,640
Renminbi
Disclosure Of ACCRUED LIABILITIES AND OTHER PAYABLES [Line Items]
Current accrued expenses and other current liabilities	29,696	34,790
US dollars
Disclosure Of ACCRUED LIABILITIES AND OTHER PAYABLES [Line Items]
Current accrued expenses and other current liabilities	¥ 23	¥ 2,850